SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021		Dec. 31, 2020
General And Administrative Expenses
Salaries and related costs			$ 528	[1]
Professional services			67		2
Vehicle expenses			7
Rent and building maintenance			5
Others			25
General and administrative expense	$ 447	$ 23	$ 632		$ 2

[1]	includes stock-based compensation of $485,000.